Accrued Expense and Other Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued bonus and staff costs	$ 8,024	$ 40,065	$ 85,662
Accrued tutor fees	33,765	44,024	31,269
Accrued operating expense	182,712	70,519	42,887
Total	$ 319,523	$ 154,608	$ 159,818